SCHEDULE OF BALANCE SHEETS TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Jilin FAW Baosteel Auto Steel Parts Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current	191	421
Other Receivables
Accounts Payable, Current	158
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current		3
Loans attributable to related parties
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current	904	1,847
Other Receivables
Accounts Payable, Current	351
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
China FAW Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	2	3
Other Assets, Current
Other Receivables	43,430	48,699
Accounts Payable, Current	142	184
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	1,325	1,142
Loans attributable to related parties	3,816	3,906
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	33,185	30,542
Loans attributable to related parties	101,827	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	113	69
Loans attributable to related parties		1,127
Qiming Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current	79	81
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	103	111
Loans attributable to related parties
FAW Bestune Car Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	86	164
Other Assets, Current
Other Receivables
Accounts Payable, Current	73	75
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
FAW-Volkswagen Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	40	16
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
FAW Mould Manufacturing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current	9
Other Receivables
Accounts Payable, Current	39,085	39,996
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current	2,649	2,712
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	89	91
Loans attributable to related parties
FAW Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current	2,715	2,779
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
Changchun FAW International Logistics Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current	366	374
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	617	631
Loans attributable to related parties
China FAW Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	24,624	25,204
Loans attributable to related parties
China FAW Group Import & Export Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current		25
Other Assets, Current
Other Receivables
Accounts Payable, Current	81	83
Contract with Customer, Liability, Current	86	119
Accounts Payable and Other Accrued Liabilities, Current	25	26
Loans attributable to related parties
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	24,509	20,565
Loans attributable to related parties	158,448	162,181
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	55
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current	457	1,527
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	66	21
Loans attributable to related parties	1,789	563
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current	105	34
Loans attributable to related parties	1,376	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current	34
Other Receivables
Accounts Payable, Current	125	878
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
FAW Bus (Dalian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current	741	758
Accounts Payable and Other Accrued Liabilities, Current
Loans attributable to related parties
Other [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current	524	458
Other Receivables	5	49
Accounts Payable, Current	30	30
Contract with Customer, Liability, Current	76	79
Accounts Payable and Other Accrued Liabilities, Current	30	4
Loans attributable to related parties
Related Party [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	183	208
Other Assets, Current	1,662	2,786
Other Receivables	43,435	48,748
Accounts Payable, Current	45,854	47,192
Contract with Customer, Liability, Current	1,360	2,483
Accounts Payable and Other Accrued Liabilities, Current	84,791	78,495
Loans attributable to related parties	$ 267,256	273,412
John Chiang [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current		15
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current		13
Loans attributable to related parties
Simon Pang [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current		15
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current		13
Loans attributable to related parties
Wen Li [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current		15
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current		13
Loans attributable to related parties
Ying Liu [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current
Other Assets, Current		15
Other Receivables
Accounts Payable, Current
Contract with Customer, Liability, Current
Accounts Payable and Other Accrued Liabilities, Current		13
Loans attributable to related parties